Deferred tax (Tables)	12 Months Ended
Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Schedule of deferred tax

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Recognized deferred tax assets and liabilities
Assets	€1,978	€1,957	€1,726
Liabilities	€—	€—	€—

Deferred tax assets unrecognized	€164,079	€128,377	€145,513

Deferred taxes in the consolidated statement of operations	€20	€231	€1,433
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	414	421	1,433
Deferred tax expenses relating to change in tax rates	(181)
Deferred tax expenses relating to use of previously recognized deferred tax assets	(213)	(190)